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                     VANGUARD QUANTITATIVE PORTFOLIOS, INC.
                             PROSPECTUS SUPPLEMENT

                                OCTOBER 17, 1996

  Please note that, beginning October 17, 1996, the Fund will accept telephone exchange requests for RETIREMENT ACCOUNTS ONLY.

                                                                        PS93